Financial instruments and risk management (Details) - Schedule of analysis the remaining contractual maturities of financial liabilities - CHF (SFr)	Dec. 31, 2022	Dec. 31, 2021
Financial instruments and risk management (Details) - Schedule of analysis the remaining contractual maturities of financial liabilities [Line Items]
Trade and other payables	SFr 4,914,404	SFr 3,697,723
Accrued expenses	1,977,614	1,048,575
Loan and borrowings	6,117,069
Non-current lease liabilities	358,050	488,250
Current lease liabilities	130,200	130,200
Derivative financial instruments		1,233
Total	13,497,337	5,365,981
Less than 3 months [Member]
Financial instruments and risk management (Details) - Schedule of analysis the remaining contractual maturities of financial liabilities [Line Items]
Trade and other payables	4,914,404	3,697,723
Accrued expenses	1,977,614	1,048,575
Loan and borrowings	5,759,877
Non-current lease liabilities
Current lease liabilities	32,550	32,550
Derivative financial instruments
Total	12,684,445	4,778,848
Between 3 months and 2 years [Member]
Financial instruments and risk management (Details) - Schedule of analysis the remaining contractual maturities of financial liabilities [Line Items]
Trade and other payables
Accrued expenses
Loan and borrowings	357,192
Non-current lease liabilities	130,200	130,200
Current lease liabilities	97,650	97,650
Derivative financial instruments
Total	585,042	227,850
2 years and later [Member]
Financial instruments and risk management (Details) - Schedule of analysis the remaining contractual maturities of financial liabilities [Line Items]
Trade and other payables
Accrued expenses
Loan and borrowings
Non-current lease liabilities	227,850	358,050
Current lease liabilities
Derivative financial instruments		1,233
Total	227,850	359,283
Carrying amount [Member]
Financial instruments and risk management (Details) - Schedule of analysis the remaining contractual maturities of financial liabilities [Line Items]
Trade and other payables	4,914,404	3,697,723
Accrued expenses	1,977,614	1,048,575
Loan and borrowings	5,869,797
Non-current lease liabilities	343,629	461,485
Current lease liabilities	117,856	114,251
Derivative financial instruments		1,233
Total	SFr 13,223,300	SFr 5,323,267